Supplementary information to the consolidated cash flow statement	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Supplementary information to the consolidated cash flow statement
52	Supplementary information to the consolidated cash flow statement
Non-cash
transactions

	2021 RMB million	2020 RMB million
Lease of aircraft	4,623	11,335
Convertible bonds converted to A shares	10,456	—